Taxes - Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates (Details)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates [Abstract]
Japanese statutory income tax rate		25.60%	21.10%
Non-deductible expenses		77.10%	10.60%
Non-taxable income		(0.10%)
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan		(41.30%)	0.60%
Effect of change in Japanese statutory income tax rate			(87.30%)
Change in valuation allowance		30.50%	(4.80%)
Effects of consumption tax examination	[1]	116.30%	(10.70%)
Prior year income tax true-up		27.20%
Effective tax rate		235.30%	(70.50%)

[1]	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.8 million charged during the six months ended September 30, 2025, as well as inhabitant tax refund of approximately $0.08 million during the six months ended September 30, 2024, based on tax assessments due to the consumption tax examination (See note (b) - tax payable).